Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046
713 626 1919
www.invesco.com/us

October 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)

CIK 0000842790

Ladies and Gentlemen:

On behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post-Effective Amendment No. 68 (the “Amendment”) to the Trust’s registration statement on Form N-1A. The Amendment is being filed in order to: (1) convert Invesco Limited Maturity Treasury Fund (the “Fund”) into a short duration Treasury Inflation Protected Securities (TIPS) index fund and rename it as Invesco Short Duration Inflation Protected Fund; (2) change the Fund’s investment objective and principal investment strategies; (3) add Class R6 shares to the Fund; (4) reflect in the registration statement updated portfolio manager information for the Fund; and (5) make other non-material changes for the Fund.

If you have any questions or comments concerning the Amendment, please contact the undersigned at (404) 439-3428.

Very truly yours,

/s/ Odeh Stevens
Odeh Stevens
Counsel